Consolidated Statements of Cash Flows (USD $)	12 Months Ended		15 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2014
OPERATING ACTIVITIES:
Net loss	$ (1,481,142)	$ (23,391)	$ (1,504,533)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Amortization of debt and original issue discount	15,938		15,938
Stock based compensation	162,875		162,875
Derivative expense	183,563		183,563
Change in fair value of derivative liabilities	(54,513)	0	(54,513)
Loss on impairment	750,000		750,000
Prepaid expenses	(8,311)		(8,311)
Accounts payable and accrued expenses	(8,203)	28,844	20,641
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(439,793)	5,453	(434,340)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash used in acquisition	(46,092)		(46,092)
Acquisition of mineral property claims	(152,722)	(21,291)	(174,013)
NET CASH USED IN INVESTING ACTIVITIES	(198,814)	(21,291)	(220,105)
CASH FLOWS FROM FINANCING ACTIVITIES:
Amounts received from (paid to) stockholders	76,951	23,000	99,951
Proceeds from convertible notes	85,000		85,000
Proceeds from sale of common stock	496,500	1	496,501
NET CASH PROVIDED BY FINANCING ACTIVITIES	658,451	23,001	681,452
NET CHANGE IN CASH	19,844	7,163	27,007
Cash at beginning of period	7,163
Cash at end of period	27,007	7,163	27,007
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid	0	0	0
Income tax paid	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for mineral property claims	$ 750,000	$ 0	$ 750,000